FLIGHT EQUIPMENT HELD FOR SALE (Details) $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 02, 2019 USD ($) Aircraft	Nov. 08, 2019 Aircraft	Dec. 31, 2019 Aircraft	Sep. 30, 2019 USD ($) Aircraft	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Aircraft	Sep. 30, 2018 USD ($)	Dec. 31, 2018 Aircraft
Flight Equipment Held for Sale [Abstract]
Number of aircraft held for sale				6		6		12
Number of aircraft committed to be sold				1
Gain on sale of aircraft | $				$ 38,934	$ 2,579	$ 82,632	$ 5,524
Subsequent Event [Member]
Flight Equipment Held for Sale [Abstract]
Number of aircraft sold		4
Horizon I [Member]
Flight Equipment Held for Sale [Abstract]
Number of aircraft committed to be sold								9
Third Party [Member]
Flight Equipment Held for Sale [Abstract]
Number of aircraft committed to be sold								3
Horizon II [Member]
Flight Equipment Held for Sale [Abstract]
Number of aircraft committed to be sold	12
Sales price of aircraft | $	$ 359,600
Number of aircraft delivered to purchaser				7
Horizon II [Member] | Subsequent Event [Member]
Flight Equipment Held for Sale [Abstract]
Number of aircraft delivered to purchaser		4
Horizon II [Member] | Forecast [Member]
Flight Equipment Held for Sale [Abstract]
Number of aircraft delivered to purchaser			1
Flight Equipment Held For Sale [Member]
Flight Equipment Held for Sale [Abstract]
Number of aircraft sold						19
Gain on sale of aircraft | $						$ 67,800